UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2002

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President & Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


 /s/ Robert J. Lukaszewicz    Chicago, Illinois    May 9, 2002
---------------------------  -------------------  -------------
       (Signature)              (City/State)          (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          62

Form 13F Information Table Value Total: $13,160,560 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None




                           FORM 13F INFORMATION TABLE

                                                                             INSTITUTIONAL CAPITAL CORPORATION
                                                                                                      FORM 13F
                                                                                                     31-Mar-02

                                                                                            Voting Authority
                                                                                         ----------------------
Name of Issuer                   Title
                                  of              Value     Shares/  Sh/ Put/ Invst  Otr
                                 class  CUSIP    (x$1000)   Prn Amt  Prn Call Dcrtn  Mgr  Sole     Shd  None
-----------------------          ----- ---------  -------   -------  --- ---  -----  --- --------- ---  --------
AT&T Wireless Services Inc.      COM   00209A106  184,358 20,598,707 SH       Sole      19,499,357     1,099,350
Abbott Laboratories              COM   002824100  135,047  2,567,423 SH       Sole       2,411,923       155,500
American Electric Power Co. Inc. COM   025537101  253,911  5,509,022 SH       Sole       5,204,372       304,650
BAE Systems PLC                  COM    0263494    11,616  2,434,800 SH       Sole       2,434,800
BP Plc                           COM   055622104   12,109    228,050 SH       Sole         228,050
Bank One Corp.                   COM   06423A103  435,914 10,433,545 SH       Sole       9,839,795       593,750
Barclays PLC                     COM    3134865     7,077    229,000 SH       Sole         229,000
Becton Dickinson and Co.         COM   075887109   92,721  2,458,140 SH       Sole       2,321,340       136,800
Biogen Inc.                      COM   090597105  121,672  2,480,051 SH       Sole       2,342,586       137,465
Bristol Myers Squibb Co.         COM   110122108  351,162  8,672,808 SH       Sole       8,234,588       438,220
Caterpillar Inc.                 COM   149123101  198,122  3,484,996 SH       Sole       3,287,046       197,950
Cendant Corp.                    COM   151313103  315,036 16,408,093 SH       Sole      15,547,443       860,650
Citigroup Inc.                   COM   172967101  672,329 13,576,925 SH       Sole      12,863,222       713,703
Conoco Inc.                      COM   208251504  307,902 10,551,815 SH       Sole      10,013,215       538,600
Credit Suisse Group ADR          COM   225401108    7,209    192,900 SH       Sole         192,900
Danske Bank A/S ADR              COM   236363107    7,074    453,300 SH       Sole         453,300
Diageo PLC ADR                   COM   25243Q205  393,267  7,495,081 SH       Sole       7,155,831       339,250
Dow Chemical                     COM   260543103  226,613  6,925,833 SH       Sole       6,571,333       354,500
EMC Corp.                        COM   268648102   66,350  5,566,249 SH       Sole       5,255,849       310,400
Electronic Data Systems Corp.    COM   285661104  315,525  5,441,026 SH       Sole       5,145,201       295,825
Entergy Corp.                    COM   29364G103  252,821  5,824,023 SH       Sole       5,505,373       318,650
Fannie Mae                       COM   313586109  465,096  5,822,445 SH       Sole       5,516,395       306,050
FleetBoston Financial Corp.      COM   339030108  258,226  7,377,903 SH       Sole       6,964,603       413,300
GM Hughes Electronics Class H    COM   370442832  240,431 14,615,881 SH       Sole      13,791,281       824,600
Gannett Inc.                     COM   364730101  334,570  4,396,445 SH       Sole       4,098,024       298,421
General Dynamics Corp.           COM   369550108  326,796  3,478,404 SH       Sole       3,330,954       147,450
General Motors Corp.             COM   370442105  275,523  4,557,859 SH       Sole       4,319,609       238,250
GlaxoSmithkline PLC ADR          COM   37733W105    7,217    153,550 SH       Sole         153,550
Goldman Sachs Group Inc.         COM   38141G104   81,441    902,395 SH       Sole         852,195        50,200
Groupe Bruxelles Lambert SA Or   COM    7097328    12,724    228,850 SH       Sole         228,850
Guidant Corp.                    COM   401698105  166,261  3,837,967 SH       Sole       3,632,167       205,800
HCA Inc.                         COM   404119109  374,324  8,491,907 SH       Sole       8,081,907       410,000
Hellenic Telecommunications Or   COM   423325307    6,398    855,400 SH       Sole         855,400
Household International Inc.     COM   441815107  385,424  6,785,633 SH       Sole       6,411,483       374,150
Intel Corp.                      COM   458140100   11,682    384,150 SH       Sole         361,950        22,200
International Business Machine   COM   459200101  226,840  2,181,152 SH       Sole       2,059,827       121,325
Kerr McGee Corp.                 COM   492386107  164,651  2,619,741 SH       Sole       2,472,741       147,000
Kimberly Clark Corp.             COM   494368103  290,187  4,488,584 SH       Sole       4,238,559       250,025
Koninklijke Philips Electronic   COM   500472303  418,189 13,838,132 SH       Sole      13,110,158       727,974
Liberty Media Corp. Class A      COM   530718105  349,294 27,634,070 SH       Sole      26,214,820     1,419,250
Loews Corp.                      COM   540424108  346,266  5,911,000 SH       Sole       5,761,850       149,150
McDonald's Corp.                 COM   580135101  362,506 13,063,260 SH       Sole      12,196,260       867,000
MetLife Inc.                     COM   59156R108  504,990 16,031,424 SH       Sole      15,037,424       994,000
Metro AG Ord Shrs                COM    5041413     5,919    173,400 SH       Sole         173,400
Nestle SA Sponsored Reg ADR      COM   641069406   44,802    806,150 SH       Sole         802,750         3,400
News Corp Ltd Class A Sponsore   COM   652487802  124,353  5,181,395 SH       Sole       4,908,103       273,292
Novartis AG Sponsored ADR        COM   66987V109   11,874    299,850 SH       Sole         299,850
PanCanadian Energy Corp.         COM   69831A107  173,074  5,819,579 SH       Sole       5,499,255       320,324
Phillips Petroleum               COM   718507106  302,691  4,819,917 SH       Sole       4,558,617       261,300
SPX Corp.                        COM   784635104  157,240  1,110,610 SH       Sole       1,043,360        67,250
Schering Plough Corp.            COM   806605101  375,976 12,012,010 SH       Sole      11,312,760       699,250
Sears Roebuck & Co.              COM   812387108  374,234  7,299,282 SH       Sole       6,918,082       381,200
Solectron Corp.                  COM   834182107  127,293 16,319,656 SH       Sole      15,449,006       870,650
Suez ADR                         COM   864686100    6,991    247,900 SH       Sole         247,900
Swiss Re - Reg Ord Shrs          COM    7189816     4,861     52,850 SH       Sole          52,850
Target Corp.                     COM   87612E106  372,126  8,630,006 SH       Sole       8,171,881       458,125
Transocean Sedco Forex Inc.      COM   G90078109  109,896  3,307,153 SH       Sole       3,125,503       181,650
UPM Kymmene Corp ADR             COM   915436109    6,230    178,000 SH       Sole         178,000
Verizon Communications Inc.      COM   92343V104  295,491  6,472,981 SH       Sole       6,113,464       359,517
Vodafone Group PLC ADR           COM   92857W100    6,823    370,200 SH       Sole         370,200
Wells Fargo and Co.              COM   949746101  378,166  7,655,181 SH       Sole       7,227,231       427,950
Weyerhaeuser Co.                 COM   962166104  305,649  4,862,380 SH       Sole       4,594,405       267,975

REPORT SUMMARY                   62            13,160,560